VALUE ADDED TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2021
VALUE ADDED TAXES RECOVERABLE
VALUE ADDED TAXES RECOVERABLE

7.VALUE ADDED TAXES RECOVERABLE

Our Mexican entities pay value added taxes (called “IVA” in Mexico) on certain goods and services we purchase.

Value added taxes paid in Mexico are fully recoverable. However, IVA recovery returns in Mexico are subject to complex filing requirements and detailed audit or review by the fiscal authorities. Consequently, the timing of receipt of refunds is uncertain. The Mexican tax authorities began issuing payments on these IVA claims to the Company in November 2021. To December 31, 2021, a total of 48.9 million pesos ($2.4 million) in IVA refunds had been received.

We have used judgement in classifying the current and non-current portions of our Mexican VAT receivables. Factors considered include the regularity of payments received since receiving the first payment, communication from the Mexican tax authorities with respect to specific claims and the expected length of time for refunds in accordance with Mexico’s regulations.

Of the long term portion, $3.4 million (December 31, 2020 - $nil) was under dispute with the taxation authorities.

	December 31,	December 31,
	2021	2020
Current portion	$16,776	$163
Long term portion	7,444	8,587
	$24,220	$8,750